FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2008

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                      Name: Tyndall Capital Partners, L.P.

       Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number:  28-10427
                        ----------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                New York, New York        November 14, 2008
---------------------------      ------------------------   --------------------
[Signature]                          [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   57
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Form 13F Information Table Value Total:   $ 292,183 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2008


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    Column 1                    Column 2        Column 3    Column 4      Column 5          Column 6   Column 7        Column 8

                                Title of                     Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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ANADARKO PETE CORP                COM          032511107      54,080   1,114,826   SH         Sole                1,114,826
ASSOCIATED BANC CORP              COM          045487105         567      28,408   SH         Sole                   28,408
BANK OF AMERICA CORPORATION       COM          060505104         223       6,377   SH         Sole                    6,377
BEACON FED BANCORP INC            COM          073582108       4,568     504,150   SH         Sole                  504,150
BIOGEN IDEC INC                   COM          09062X103       9,542     189,740   SH         Sole                  189,740
BLACKSTONE GROUP L P              COM          09253U108       3,131     204,100   SH         Sole                  204,100
                                  UNIT LTD
BROOKLINE BANCORP INC DEL         COM          11373M107       1,404     109,761   SH         Sole                  109,761
CAPITAL ONE FINL CORP             COM          14040H105       5,355     105,000   SH         Sole                  105,000
CARDINAL HEALTH INC               COM          14149Y108         739      15,000   SH         Sole                   15,000
CELESTICA INC                     SUB VTG      15101Q108         305      47,423   SH         Sole                   47,423
                                  SHS
CIENA CORP                        COM NEW      171779309         267      26,516   SH         Sole                   26,516
CIT GROUP INC                     PFD Z        125581405       8,893   1,016,300   SH         Sole                1,016,300
COLONIAL BANKSHARES INC           COM          195572102       2,080     190,631   SH         Sole                  190,631
CONEXANT SYSTEMS INC              COM NEW      207142308         152      37,783   SH         Sole                   37,783
DEUTSCHE TELEKOM AG               SPONSORED    251566105       1,339      87,912   SH         Sole                   87,912
                                  ADR
DISCOVER FINL SVCS                COM          254709108       2,073     150,000   SH         Sole                  150,000
ERIE INDTY CO                     CL A         29530P102      63,358   1,498,885   SH         Sole                1,498,885
EXPEDIA INC DEL                   COM          30212P105         571      37,788   SH         Sole                   37,788
FEDERAL HOME LN MTG CORP          COM          313400301         835     488,300   SH         Sole                  488,300
FEDERAL NATL MTG ASSN             COM          313586109         205     134,000   SH         Sole                  134,000
FIFTH THIRD BANCORP               COM          316773100         522      43,852   SH         Sole                   43,852
FIRST BANCTRUST CORP              COM          31868F102         380      39,753   SH         Sole                   39,753
FIRST CTZNS BANCSHARES INC N      CL A         31946M103       1,150       6,423   SH         Sole                    6,423
FIRST FED BANKSHARES INC DEL      COM          32020V100          96      21,193   SH         Sole                   21,193
FIRST FINANCIAL NORTHWEST IN      COM          32022K102      13,800   1,337,200   SH         Sole                1,337,200
GENERAL ELECTRIC CO               COM          369604103       2,512      98,520   SH         Sole                   98,520
GREENLIGHT CAPITAL RE LTD         CLASS A      G4095J109       1,149      50,000   SH         Sole                   50,000
GUESS INC                         COM          401617105       6,298     181,021   SH         Sole                  181,021
HEADWATERS INC                    COM          42210P102       4,895     366,700   SH         Sole                  366,700
HERITAGE FINL GROUP               COM          42725U109       4,297     423,786   SH         Sole                  423,786




JOHN BEAN TECHNOLOGIES CORP       COM          477839104      11,063     873,825   SH         Sole                  873,825
JPMORGAN & CHASE & CO             COM          46625H100       1,401      30,000   SH         Sole                   30,000
KEARNY FINL CORP                  COM          487169104       3,780     308,831   SH         Sole                  308,831
KRAFT FOODS INC                   CL A         50075N104       7,569     231,125   SH         Sole                  231,125
LAKE SHORE BANCORP INC            COM          510700107         624      65,674   SH         Sole                   65,674
LEHMAN BROTHERS HLDGS INC         COM          524908100          29     135,450   SH         Sole                  135,450
LKQ CORP                          COM          501889208       1,705     100,500   SH         Sole                  100,500
MBIA INC                          COM          55262C100         714      60,000   SH         Sole                   60,000
MERRILL LYNCH & CO INC            COM          590188108         379      15,000   SH         Sole                   15,000
MGIC INVT CORP WIS                COM          552848103         176      25,000   SH         Sole                   25,000
MORGAN STANLEY                    COM NEW      617446448         460      20,000   SH         Sole                   20,000
NORTHWEST BANCORP INC PA          COM          667328108      14,396     522,713   SH         Sole                  522,713
ORIENTAL FINL GROUP INC           COM          68618W100       2,232     125,000   SH         Sole                  125,000
PATHFINDER BANCORP INC            COM          70320A103         228      32,000   SH         Sole                   32,000
PG&E CORP.                        COM          69331C108       8,571     228,866   SH         Sole                  228,866
PSB HLDGS INC                     COM          69360W108         660      81,237   SH         Sole                   81,237
RIVER VY BANCORP                  COM          768475105         710      44,732   SH         Sole                   44,732
SANMINA SCI CORP                  COM          800907107         469     334,783   SH         Sole                  334,783
SIERRA PAC RES NEW                COM          826428104       2,402     250,700   SH         Sole                  250,700
SYMANTEC CORP                     COM          871503108         373      19,065   SH         Sole                   19,065
TEXAS INSTRS INC                  COM          882508104         405      18,850   SH         Sole                   18,850
THORNBURG MTG INC                 COM          885218107          34      19,605   SH         Sole                   19,605
TRIPLE-S MGMT CORP                CL B         896749108      15,916     977,068   SH         Sole                  977,068
UNITED CMNTY BANCORP              COM          90984H103       1,774     189,189   SH         Sole                  189,189
VISA INC                          COM CL A     92826C839         460       7,500   SH         Sole                    7,500
WAYNE SVGS BANCSHARES INC NE      COM          94624Q101       1,354     154,720   SH         Sole                  154,720
WILEY JOHN & SONS INC             CL A         968223206      19,513     482,388   SH         Sole                  482,388